Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Cash Flows from Operating Activities
Net income (loss)			$ 2,080	$ (34,062)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation, amortization and impairment			1,262	1,524
Stock-based compensation			5,794	1,384
Earnout share stock-based compensation			3,478
Contra-revenue associated with warrant agreement (Refer to Note 2)			1,073
Noncash expense attributable to fair value liabilities assumed in Merger			34
Change in fair value of liability classified warrants			(12,555)	1,066
Change in fair value of warrants and convertible promissory notes			(48,271)	10,602
Amortization of debt discount and debt issuance costs			2,433	405
Loss on extinguishment of debt and financing obligations			8,095
Paid-in-kind interest expense			4,604	15
Share and warrant cost on termination of convertible note agreement			2,412
Forgiveness of PPP Loan			(2,000)	(2,599)
Change in fair value of unvested founder shares liability			(1,392)
Noncash lease expense			264
Loss on disposal off property and equipment			16
Changes in operating assets and liabilities:
Accounts receivable, net			(689)	(524)
Inventories			474	(905)
Deferred costs			7,769	8,978
Prepaid expenses and other current assets			(742)	538
Other long-term assets				(80)
Accounts payable			1,480	(4,297)
Vendor financing facility				(6,792)
Accrued liabilities			(2,137)	(2,551)
Deferred revenue			(8,954)	(10,917)
Other long-term liabilities			(247)	(200)
Net cash used in operating activities			(35,719)	(38,415)
Cash Flows from Investing Activities
Purchase of property and equipment			(229)	(214)
Payments relating to capitalized software			(3,584)	(1,249)
Investment in non-affiliate			(2,000)
Net cash used in investing activities			(5,813)	(1,463)
Cash Flows from Financing Activities
Proceeds from the exercise of common stock options			280	104
Proceeds from the issuance of term loans			60,250	12,600
Payment of debt issuance costs			(1,294)	(1,287)
Repayment of term loans			(32,980)
Payment of penalties and other costs on extinguishment of debt			(6,144)
Proceeds from issuance of convertible promissory notes and embedded warrants				5,500
Proceeds from issuance of financing obligations
Principal payments of financing obligations			(3,669)	(2,009)
Proceeds from the issuance of common stock			1,100
Contributions from Merger and PIPE financing, net of transaction costs and other payments			49,840
Payments of deferred transaction costs			(1,890)	(1,541)
Net cash provided by financing activities			65,493	13,367
Net increase (decrease) in cash and cash equivalents			23,961	(26,511)
Cash and cash equivalents at beginning of period			3,017	36,909
Cash and cash equivalents at end of period	$ 26,978	$ 10,398	26,978	10,398
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Capitalization of stock-based compensation expense to capitalized software			916	9
Issuance of warrants (Refer to Note 2)			1,352	1,466
Capital contribution from shareholder in conjunction with Credit Agreement			2,779
Issuance of warrants in conjunction with Credit Agreement			2,705
Issuance of warrants in conjunction with Lago Term Loan			843
Convertible note conversion to common stock			41,392
Reclassification of warrants from liabilities to equity			830
Recognition of liability classified warrants upon Merger			9,388
Recognition of Unvested Founder Shares liability			1,588
Forgiveness of PPP Loan			2,000	2,599
Transaction costs recorded in accounts payable and accrued liabilities				5,584
Right of use asset in exchange for operating lease liability			308
Cancellation of June 2021 Note and related accrued interest, with issuance of February 2022 Note				$ 20,663